Fair Value (Details) - Schedule of the Fixed Maturity Investments - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Assets measured at fair value:
Fair value	$ 896,764	$ 806,380
Level 1 [Member]
Assets measured at fair value:
Fair value	465,898	269,839
Level 2 [Member]
Assets measured at fair value:
Fair value	427,797	533,019
Level 3 [Member]
Assets measured at fair value:
Fair value	3,069	3,522
Foreign governments [Member]
Assets measured at fair value:
Fair value	27,751	12,399
Foreign governments [Member] | Level 1 [Member]
Assets measured at fair value:
Fair value	6,219	2,915
Foreign governments [Member] | Level 2 [Member]
Assets measured at fair value:
Fair value	21,532	9,484
Foreign governments [Member] | Level 3 [Member]
Assets measured at fair value:
Fair value
Corporate Bonds [Member]
Assets measured at fair value:
Fair value	825,013	753,191
Corporate Bonds [Member] | Level 1 [Member]
Assets measured at fair value:
Fair value	430,870	240,716
Corporate Bonds [Member] | Level 2 [Member]
Assets measured at fair value:
Fair value	394,143	512,475
Corporate Bonds [Member] | Level 3 [Member]
Assets measured at fair value:
Fair value
Fixed maturity available for sale securities [Member]
Assets measured at fair value:
Fair value	852,764	765,590
Fixed maturity available for sale securities [Member] | Level 1 [Member]
Assets measured at fair value:
Fair value	437,089	243,631
Fixed maturity available for sale securities [Member] | Level 2 [Member]
Assets measured at fair value:
Fair value	415,675	521,959
Fixed maturity available for sale securities [Member] | Level 3 [Member]
Assets measured at fair value:
Fair value
Equity Securities [Member]
Assets measured at fair value:
Fair value	28,809	26,208
Equity Securities [Member] | Level 1 [Member]
Assets measured at fair value:
Fair value	28,809	26,208
Equity Securities [Member] | Level 2 [Member]
Assets measured at fair value:
Fair value
Equity Securities [Member] | Level 3 [Member]
Assets measured at fair value:
Fair value
Other Investments [Member]
Assets measured at fair value:
Fair value	12,122	11,060
Other Investments [Member] | Level 1 [Member]
Assets measured at fair value:
Fair value
Other Investments [Member] | Level 2 [Member]
Assets measured at fair value:
Fair value	12,122	11,060
Other Investments [Member] | Level 3 [Member]
Assets measured at fair value:
Fair value
Equity-method investments measured at fair value [Member]
Assets measured at fair value:
Fair value	3,069	3,522
Equity-method investments measured at fair value [Member] | Level 1 [Member]
Assets measured at fair value:
Fair value
Equity-method investments measured at fair value [Member] | Level 2 [Member]
Assets measured at fair value:
Fair value
Equity-method investments measured at fair value [Member] | Level 3 [Member]
Assets measured at fair value:
Fair value	3,069	3,522
Derivative financial liabilities (Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	5,430
Derivative financial liabilities (Earnout Shares) [Member] | Level 1 [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)
Derivative financial liabilities (Earnout Shares) [Member] | Level 2 [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)
Derivative financial liabilities (Earnout Shares) [Member] | Level 3 [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)	$ 5,430
Derivative financial liabilities (Warrants and Earnout Shares) [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)		17,290
Derivative financial liabilities (Warrants and Earnout Shares) [Member] | Level 1 [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)
Derivative financial liabilities (Warrants and Earnout Shares) [Member] | Level 2 [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)
Derivative financial liabilities (Warrants and Earnout Shares) [Member] | Level 3 [Member]
Liabilities measured at fair value:
Derivative financial liabilities (Earnout Shares)		$ 17,290